Commitments And Contingencies (Asbestos-Related Litigation And Tax Exemptions And Credits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 defendant
Asbestos-Related [Member]
Loss Contingencies [Line Items]
Number of defendants	79
Number of pending asbestos lawsuits as of the balance sheet date	121,000,000
Percent of allowed cash expenditures in excess of base rates to be recovered through charges assessed to customers	90.00%
Asbestos trust fund balance	$ 23
Percent of difference to be contributed to the asbestos trust fund if cash expenditures are less than amount included in base electric rates.	90.00%
Loss contingency range of possible loss, minimum	23.0
Minimum [Member] | Asbestos-Related [Member]
Loss Contingencies [Line Items]
Number of defendants	2
Maximum [Member] | Asbestos-Related [Member]
Loss Contingencies [Line Items]
Number of defendants	272
Parent Company [Member] | Asbestos-Related [Member]
Loss Contingencies [Line Items]
Number of pending asbestos lawsuits as of the balance sheet date	4,000,000
Union Electric Company [Member] | Asbestos-Related [Member]
Loss Contingencies [Line Items]
Number of pending asbestos lawsuits as of the balance sheet date	74,000,000
Ameren Illinois Company [Member] | Asbestos-Related [Member]
Loss Contingencies [Line Items]
Number of pending asbestos lawsuits as of the balance sheet date	96,000,000
Ameren Illinois Company [Member] | Collectibility of Taxes [Member]
Loss Contingencies [Line Items]
Number of customers affected	2,100
Loss contingency range of possible loss, minimum	2.0
Loss contingency range of possible loss, maximum	$ 4.0